PROPERTY AND EQUIPMENT	6 Months Ended
Jun. 30, 2023
Notes and other explanatory information [abstract]
PROPERTY AND EQUIPMENT

4.	PROPERTY AND EQUIPMENT

During the six months ended June 30, 2023, the Company completed construction and received its certificate of occupancy for its US manufacturing campus in Ferndale, Washington. The building will start being amortised once it is capable of operating in the manner intended by management.